Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Contributed surplus [member]	Retained earnings [member]		Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income (loss) [member] Net unrealized foreign currency translation gain (loss) on investments in foreign operations, net of hedging activities [member]	Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on debt securities at fair value through other comprehensive income [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on equity securities designated at fair value through other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests in subsidiaries [member]
Balance at beginning of period at Oct. 31, 2017				$ 20,931	$ 4,750	$ (176)	$ (7)	$ 214	$ 40,489						$ 7,791	$ (408)	$ 510	$ 113		$ 983
Statement [LineItems]
Net premium (discount) on sale of treasury shares								(10)
Net income attributable to non-controlling interests in subsidiaries		$ 36																		36
Purchase of shares						(3,590)	(79)
Issue of shares					350
Other comprehensive income (loss)		(217)	[1]												(217)
Other comprehensive income (loss)		(1,667)	[1]													(1,667)
Impact on adoption of IFRS 9									53	[2]							19	(96)
Issuance of stock options, net of options exercised				96				(9)
Sale of shares						3,658	81
Net income attributable to shareholders									5,233
Other comprehensive income (loss)		(150)	[1]														(166)
Other comprehensive income (loss)																		29
Shares issued as a result of dividend reinvestment plan				183
Dividends											$ (2,341)	$ (104)
Allowance for credit losses		16	[1]														16
Reclassification of loss (gain) to retained earnings																		(1)
Share issue expenses and others									(4)
Purchase of shares for cancellation and other				(7)
Other								(1)												(27)
Net premium on repurchase of common shares, redemption of preferred shares, and other									(37)
Actuarial gains (losses) on employee benefit plans		73	[1]						73
Realized gains (losses) on equity securities designated at fair value through other comprehensive income									1
Balance at end of period at Apr. 30, 2018		76,662		21,203	5,100	(108)	(5)	194	43,363				$ 5,923		7,574	(2,075)	379	45	$ 75,670	992
Balance at beginning of period at Oct. 31, 2017				20,931	4,750	(176)	(7)	214	40,489						7,791	(408)	510	113		983
Statement [LineItems]
Purchase of shares						(8,295)	(129)
Issue of shares					750
Issuance of stock options, net of options exercised				152
Sale of shares						8,327	129
Purchase of shares for cancellation and other				(228)
Balance at end of period at Oct. 31, 2018		80,040		21,221	5,000	(144)	(7)	193	46,145						8,826	(2,487)	245	55		993
Balance at beginning of period at Feb. 01, 2018				21,094	4,750	(92)	(9)	229	41,744						5,546	(1,654)	537	43		986
Statement [LineItems]
Net premium (discount) on sale of treasury shares								(34)
Net income attributable to non-controlling interests in subsidiaries		18																		18
Purchase of shares						(1,691)	(48)
Issue of shares					350
Other comprehensive income (loss)		2,028	[1]												2,028
Other comprehensive income (loss)		(421)	[1]													(421)
Issuance of stock options, net of options exercised				24				(1)
Sale of shares						1,675	52
Net income attributable to shareholders									2,898
Other comprehensive income (loss)		(158)	[1]														(170)
Other comprehensive income (loss)																		2
Shares issued as a result of dividend reinvestment plan				92
Dividends											(1,239)	(52)
Allowance for credit losses		12	[1]														12
Share issue expenses and others									(4)
Purchase of shares for cancellation and other				(7)
Other																				(12)
Net premium on repurchase of common shares, redemption of preferred shares, and other									(37)
Actuarial gains (losses) on employee benefit plans		53	[1]						53
Balance at end of period at Apr. 30, 2018		76,662		21,203	5,100	(108)	(5)	194	43,363				5,923		7,574	(2,075)	379	45	75,670	992
Balance at beginning of period at Oct. 31, 2018		80,040		21,221	5,000	(144)	(7)	193	46,145						8,826	(2,487)	245	55		993
Statement [LineItems]
Impact on adoption of IFRS 15 (Note 2)	[3]								(41)
Net premium (discount) on sale of treasury shares								(26)
Net income attributable to non-controlling interests in subsidiaries		18																		18
Purchase of shares						(5,198)	(69)
Issue of shares					350
Other comprehensive income (loss)		(12)	[1]											$ (12)
Other comprehensive income (loss)		908	[1]												908
Other comprehensive income (loss)		2,184	[1]													2,184
Issuance of stock options, net of options exercised				52				(2)
Redemption of non-controlling interests in subsidiaries																				(1,000)
Sale of shares						5,293	70
Net income attributable to shareholders									5,564
Other comprehensive income (loss)		108	[1]														110
Other comprehensive income (loss)																		(35)
Shares issued as a result of dividend reinvestment plan				197
Dividends											(2,577)	(122)
Allowance for credit losses		(2)	[1]														(2)
Reclassification of loss (gain) to retained earnings																		(49)
Shares issued in connection with acquisitions (Notes 8, 13)				366
Share issue expenses and others									(4)
Purchase of shares for cancellation and other				(118)
Other								(3)												$ (11)
Net premium on repurchase of common shares, redemption of preferred shares, and other									(610)
Actuarial gains (losses) on employee benefit plans		(424)	[1]						(424)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income									49
Balance at end of period at Apr. 30, 2019		84,898		21,718	5,350	(49)	(6)	162	47,980				9,743	(12)	9,734	(303)	353	(29)	84,898
Balance at beginning of period at Jan. 31, 2019				21,661	5,350	(139)	(3)	158	46,660					(10)	8,714	(1,042)	318	3
Statement [LineItems]
Net premium (discount) on sale of treasury shares								6
Purchase of shares						(2,855)	(36)
Other comprehensive income (loss)		(2)	[1]											(2)
Other comprehensive income (loss)		1,020	[1]												1,020
Other comprehensive income (loss)		739	[1]													739
Issuance of stock options, net of options exercised				24				(1)
Sale of shares						2,945	33
Net income attributable to shareholders									3,172
Other comprehensive income (loss)		35	[1]														37
Shares issued as a result of dividend reinvestment plan				98
Dividends											$ (1,350)	$ (62)
Allowance for credit losses		(2)	[1]														(2)
Reclassification of loss (gain) to retained earnings																		(32)
Purchase of shares for cancellation and other				(65)
Other								(1)
Net premium on repurchase of common shares, redemption of preferred shares, and other									(350)
Actuarial gains (losses) on employee benefit plans		(122)	[1]						(122)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income									32
Balance at end of period at Apr. 30, 2019		$ 84,898		$ 21,718	$ 5,350	$ (49)	$ (6)	$ 162	$ 47,980				$ 9,743	$ (12)	$ 9,734	$ (303)	$ 353	$ (29)	$ 84,898

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.
[2]	IFRS 9, Financial Instruments (IFRS 9).
[3]	IFRS 15, Revenue from Contracts with Customers (IFRS 15).